Compensation of key management	12 Months Ended
Dec. 31, 2022
Compensation Of Key Management
Compensation of key management

20. Compensation of key management

Key management includes the Corporation’s Directors, Chief Executive Officer, Chief Financial Officer, Chief Scientific Officer and Chief Medical Officer. Compensation awarded to key management is summarized as follows:

	Years ended December 31,
	2022	2021	2020
	$	$	$
Salaries and short-term benefits	1,848	1,646	1,540
Consultant’s fees	17	163	167
Post-retirement benefits	63	70	86
Stock-based compensation	460	295	160
	2,388	2,174	1,953

Most of the employment agreements entered into between the Company and its executive officers include termination provisions, whereby the executive officers would be entitled to receive benefits that would be payable if the Company were to terminate the executive officers’ employment without cause or if their employment is terminated following a change of control. Separation benefits generally are calculated based on an agreed-upon multiple of applicable base salary and incentive compensation and, in certain cases, other benefit amounts.

Aeterna Zentaris Inc.

Notes to Consolidated Financial Statements

As of December 31, 2022 and December 31, 2021 and for the years ended

December 31, 2022, 2021 and 2020

(in thousands of US dollars, except share and per share data and where otherwise noted)